Segment Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total net book value of long-lived assets	$ 395,879	$ 356,038
Total net book value of intangible assets	57,719	59,425
Goodwill	104,096	104,096
Cabotage Business Segment
Goodwill	41,086
Barge Business Segment
Goodwill	40,868
Port Terminal Business Segment
Total net book value of long-lived assets	85,948	71,989
Total net book value of intangible assets	28,708	27,598
Goodwill	22,142
Vessels
Total net book value of long-lived assets	306,242	279,009
Barge/Cabotage Business Segment
Total net book value of intangible assets	$ 29,011	$ 31,827